Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents		$ 3,999	$ 4,409
Restricted cash		1,325	27,287
Accounts receivables, net		317	403
Inventories		1,248	660
Prepaid expenses and other current assets		700	698
Deferred financing costs		0	699
Total current assets		7,589	34,156
Property, plant and equipment, net		1,298	1,083
Total assets		8,887	35,239
Current liabilities
Accounts payable		3,846	594
Accrued expenses		3,408	3,407
Convertible notes payable, net of debt discount		0	13,343
Warrant liability		560	18,751
Total current liabilities		7,814	36,095
Deferred revenue		0	30
Other non-current liabilities		395	604
Total liabilities		8,209	36,729
Commitments and contingencies
Stockholders' Equity (Deficit)
Preferred stock, $.01 par value; 10,000,000 shares authorized; no shares issued and outstanding at December 31, 2017 and December 31, 2016, respectively		0	0
Common stock, $.01 par value; 500,000,000 shares authorized; 114,055,137 and 11,805 shares issued and 114,054,851 and 11,750 shares outstanding at December 31, 2017 and December 31, 2016, respectively*	[1]	1,141	0
Additional paid-in capital		324,378	277,790
Accumulated deficit		(324,832)	(279,188)
Treasury stock, at cost; 1 share at December 31, 2017 and December 31, 2016, respectively*	[1]	(51)	(51)
Accumulated other comprehensive loss		42	(41)
Total stockholders' equity (deficit)		678	(1,490)
Total liabilities and stockholders' equity (deficit)		$ 8,887	$ 35,239

[1]	reflects a one-for-sixteen (1:16) reverse stock split effected on July 21, 2016 and a one-for-three hundred and fifty (1:350) reverse stock split effected on November 6, 2017.